Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		$ 10,238	$ 16,597	[1]
Restructuring charges incurred		82,070	38,684	[1]
Cash payments and disposals		(71,290)	(45,868)	[1]
Currency translation		884	364	[1]
Liability reserve	[1]	21,902	9,777
Severance [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		3,651	6,142
Restructuring charges incurred		41,565	20,812
Cash payments and disposals		(32,185)	(26,058)
Currency translation		573	206
Liability reserve	[1]	13,604	1,102
Contract termination [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		1,597	922
Restructuring charges incurred		2,028	1,278
Cash payments and disposals		(3,096)	(110)
Currency translation		23	42
Liability reserve	[1]	552	2,132
Asset Impairment [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		359	3,007
Restructuring charges incurred		26,846	5,030
Cash payments and disposals		(27,200)	(8,155)
Currency translation		(5)	462
Liability reserve	[1]		344
Others [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		4,631	6,526
Restructuring charges incurred		11,631	11,564
Cash payments and disposals		(8,809)	(11,545)
Currency translation		293	(346)
Liability reserve	[1]	$ 7,746	$ 6,199

[1]	Recognized in each of its respective balance accounts.